Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	MFS® SERIES TRUST III
Entity Central Index Key	0000225604
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 30, 2023
Document Effective Date	May 31, 2023
Prospectus Date	May 31, 2023
MFS High Income Fund | A
Prospectus:
Trading Symbol	MHITX
MFS High Income Fund | R4
Prospectus:
Trading Symbol	MHIJX
MFS High Income Fund | B
Prospectus:
Trading Symbol	MHIBX
MFS High Income Fund | C
Prospectus:
Trading Symbol	MHICX
MFS High Income Fund | I
Prospectus:
Trading Symbol	MHIIX
MFS High Income Fund | R1
Prospectus:
Trading Symbol	MHIGX
MFS High Income Fund | R2
Prospectus:
Trading Symbol	MIHRX
MFS High Income Fund | R3
Prospectus:
Trading Symbol	MHIHX
MFS High Income Fund | R6
Prospectus:
Trading Symbol	MHIKX
MFS High Yield Pooled Portfolio | Fund Shares
Prospectus:
Trading Symbol	HYPPX
MFS Global High Yield Fund | A
Prospectus:
Trading Symbol	MHOAX
MFS Global High Yield Fund | B
Prospectus:
Trading Symbol	MHOBX
MFS Global High Yield Fund | C
Prospectus:
Trading Symbol	MHOCX
MFS Global High Yield Fund | I
Prospectus:
Trading Symbol	MHOIX
MFS Global High Yield Fund | R1
Prospectus:
Trading Symbol	MHORX
MFS Global High Yield Fund | R2
Prospectus:
Trading Symbol	MHOSX
MFS Global High Yield Fund | R3
Prospectus:
Trading Symbol	MHOTX
MFS Global High Yield Fund | R4
Prospectus:
Trading Symbol	MHOUX
MFS Global High Yield Fund | R6
Prospectus:
Trading Symbol	MHOVX
MFS Municipal High Income Fund | A
Prospectus:
Trading Symbol	MMHYX
MFS Municipal High Income Fund | B
Prospectus:
Trading Symbol	MMHBX
MFS Municipal High Income Fund | C
Prospectus:
Trading Symbol	MMHCX
MFS Municipal High Income Fund | I
Prospectus:
Trading Symbol	MMIIX
MFS Municipal High Income Fund | R6
Prospectus:
Trading Symbol	MMHKX